Document and Entity Information	Aug. 07, 2023
Cover [Abstract]
Entity Registrant Name	Envista Holdings Corp
Amendment Flag	false
Entity Central Index Key	0001757073
Document Type	8-K
Document Period End Date	Aug. 07, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39054
Entity Tax Identification Number	83-2206728
Entity Address, Address Line One	200 S. Kraemer Blvd.
Entity Address, Address Line Two	Building E
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	(714)
Local Phone Number	817-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	NVST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false